Derivative Financial Instruments - Collateral Held and Pledged (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Collateral held in restricted cash	$ 0	$ 9